Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
Earnings (Loss) Per Share

	Year Ended December 31,
	2012	2011	2010
	As Adjusted (Note 2)
	(In $ millions, except share data)
Amounts attributable to Celanese Corporation
Earnings (loss) from continuing operations	376	426	361
Earnings (loss) from discontinued operations	(4)	1	(49)
Net earnings (loss)	372	427	312
Cumulative preferred stock dividends	—	—	(3)
Net earnings (loss) available to common stockholders	372	427	309

Weighted average shares - basic	158,359,914	156,226,526	154,577,441
Dilutive stock options	848,439	1,930,072	1,828,746
Dilutive restricted stock units	622,433	813,685	425,385
Assumed conversion of preferred stock	—	—	1,553,925
Weighted average shares - diluted	159,830,786	158,970,283	158,385,497
Securities not included in the computation of diluted net earnings per share as their effect would have been antidilutive are as follows:

	Year Ended December 31,
	2012	2011	2010
Stock options	25,906	69,395	575,266
Restricted stock units	3,996	735	74,166
Convertible preferred stock	—	—	—
Total	29,902	70,130	649,432